Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Status of Options
	December 31, 2024
	Number of share options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at the beginning of the year	3,412,281	$52.52	4.66
Granted	-	-	-
Exercised	(332,461)	9.97	-
Forfeited	(103,771)	68.66	-
Outstanding at the end of the year	2,976,049	$56.78	3.73
Exercisable at the end of the year	2,388,754	$56.91	3.43

Schedule of Fair Value of Options Estimated on Grant Date
	December 31,
	2024	2023	2022
Volatility	-	56% – 58%	54% – 57%
Expected term in years	-	3.78 – 5.23	3.78 – 4.56
Risk-free interest rate	-	3.37% – 4.22%	1.87% – 4.4%
Estimated fair value of underlying ordinary shares	-	20.5 – 39.35	27.55 – 81.03
Dividend yield	-	0%	0%

Schedule of Status of RSU
	December 31, 2024
	Number of RSUs and PSUs	Weighted- average grant date fair value
Outstanding at the beginning of the year	1,476,818	$57.76
Granted	2,052,292	27.83
Vested	(833,722)	55.91
Forfeited	(386,617)	47.34
Outstanding at the end of the year	2,308,771	$33.14

Schedule of Fair of Espp Weighted Average Assumptions
	December 31,
	2024	2023	2022
Volatility	46.15-97.6%	66.4-97.6%	86.4-97.6%
Expected term in years	0.5	0.5	0.5
Risk-free interest rate	4.24-5.26%	4.24-4.96%	0.08-4.24%
Estimated fair value of underlying ordinary shares	26.40-206.07	26.40-206.07	35.36-206.07
Dividend yield	0%	0%	0%

Schedule of Stock-Based Compensation Costs
	December 31,
	2024	2023	2022
Cost of revenue	$2,136	$2,497	$2,520
Research and development	23,569	24,310	23,828
Sales and marketing	13,592	13,304	17,196
General and administrative	34,645	28,587	28,211
Total	$73,942	$68,698	$71,755